Inventories	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
Disclosure of inventories [text block]

14 Inventories

	At 31 December
(in USD million)	2018	2017

Crude oil	1,173	2,323
Petroleum products	345	596
Natural gas	274	149
Other	351	330

Inventories	2,144	3,398

Other inventory consists mainly of drilling and well equipment.

The write-down of inventories from cost to net realisable value amounted to an expense of USD 164 million and USD 32 million in 2018 and 2017, respectively.